Property and Equipment (Details Narrative) - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	₩ 7,882	₩ 8,761	₩ 16,603	₩ 10,330